Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net
7.	Property, plant and equipment, net

	2023
	Office equipment	Leasehold improvements	Others	Total

January 1
Cost	$109,955	$89,005	$83,116	$282,076
Accumulated depreciation	(47,973)	(73,520)	(83,116)	(204,609)
	$61,982	$15,485	$-	$77,467

January 1	$61,982	$15,485	$-	77,467
Acquisition through business combination	306,218	219,573	-	525,791
Additions	88,490	-	11,607	100,097
Depreciation expenses	(109,797)	(47,763)	(2,433)	(159,993)
Disposals	(974)	(157)	-	(1,131)
Reclassifications	-	(5,090)	5,090	-
Exchange difference	(2,261)	(3,174)	218	(5,217)
December 31	$343,658	$178,874	$14,482	$537,014

December 31
Cost	$1,030,893	$518,320	$93,906	$1,643,119
Accumulated depreciation	(687,235)	(339,446)	(79,424)	(1,106,105)
	$343,658	$178,874	$14,482	$537,014
	2024
	Office equipment	Leasehold improvements	Others	Total

January 1
Cost	$1,030,893	$518,320	$93,906	$1,643,119
Accumulated depreciation	(687,235)	(339,446)	(79,424)	(1,106,105)
	$343,658	$178,874	$14,482	$537,014

January 1	$343,658	$178,874	$14,482	$537,014
Additions	81,959	-	-	81,959
Depreciation expenses	(117,405)	(26,523)	(5,958)	(149,886)
Disposal	(14,028)	-	-	(14,028)
Exchange difference	(7,288)	(16,163)	(799)	(24,250)
December 31	$286,896	$136,188	$7,725	$430,809

December 31
Cost	$1,013,437	$469,116	$87,949	$1,570,502
Accumulated depreciation	(726,541)	(332,928)	(80,224)	(1,139,693)
	$286,896	$136,188	$7,725	$430,809

	2025
	Office equipment	Leasehold improvements	Others	Total

January 1
Cost	$1,013,437	$469,116	$87,949	$1,570,502
Accumulated depreciation	(726,541)	(332,928)	(80,224)	(1,139,693)
	$286,896	$136,188	$7,725	$430,809

January 1	$286,896	$136,188	$7,725	$430,809
Additions	73,680	56,188	-	129,868
Depreciation expenses	(123,628)	(38,864)	(2,324)	(164,816)
Disposal	(1,897)	-	-	(1,897)
Impairment	(28,459)	-	-	(28,459)
Exchange difference	5,298	989	355	6,642
December 31	$211,890	$154,501	$5,756	$372,147

December 31
Cost	$1,070,649	$523,904	$91,755	$1,686,308
Accumulated depreciation	(830,300)	(369,403)	(85,999)	(1,285,702)
Accumulated impairment	(28,459)	-	-	(28,459)
	$211,890	$154,501	$5,756	$372,147

No property, plant and equipment were pledged to others.